Schedule of Investments
March 31, 2020
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–129.35%
Collateralized Mortgage Obligations–16.64%
Fannie Mae, TBA, 2.50%, 04/01/2035(a)	$65,000,000	$67,450,196
Fannie Mae ACES, 2.76% (1 mo. USD LIBOR + 0.59%), 09/25/2023(b)	1,191,101	1,192,498
Fannie Mae Grantor Trust, 7.50%, 01/19/2039(c)	202,102	222,481
Fannie Mae Interest STRIPS,
IO, 6.50%, 10/25/2024	65,567	5,476
8.00%, 05/25/2030	466,341	103,196
7.50%, 01/25/2032	156,314	22,958
Fannie Mae REMICs,
IO, 3.00%, 10/25/26 to 02/25/28	10,328,052	553,191
8.00%, 08/18/27 to 09/18/27	428,686	81,386
6.00%, 05/25/2033	26,531	5,490
5.02%, (1 mo. USD LIBOR + 6.65%), 03/25/2039(b)	4,157,470	347,380
3.50%, 08/25/2042	889,602	88,113
1.93%, 02/25/2056(c)	10,437,790	626,396
7.00%, 09/25/32 to 05/25/33	613,767	284,013
6.60%, 06/25/2039(c)	661,805	790,349
2.13%, (1 mo. USD LIBOR + 0.50%), 06/25/2046(b)	574,711	571,599
Freddie Mac Multifamily Structured Pass Through Ctfs., Series Q004, Class AFL, 2.71% (12 mo. MTA Rate + 0.74%), 05/25/2044(b)	1,022,099	977,269
Freddie Mac REMICs,
IO, 3.00%, 09/15/25 to 04/15/26	697,606	20,019
2.50%, 09/15/2027	1,597,342	92,116
2.19%, 02/15/2039(c)	4,136,954	255,683
4.00%, 12/15/2041	909,942	63,124
1.25%, (1 mo. USD LIBOR + 0.55%), 10/15/2036(b)	653,805	651,674
2.16%, (1 mo. USD LIBOR + 0.50%), 03/15/2042(b)	221,087	221,683
Freddie Mac STRIPS, IO, 8.00%, 06/15/2031	721,664	175,598
Freddie Mac Structured Pass Through Ctfs., 6.50%, 02/25/2043	1,557,286	1,899,886
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	1,473,997	1,472,186
		78,173,960
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–21.32%
5.00%, 04/01/2021 to 06/01/2040	$4,342,369	$4,831,719
3.50%, 08/01/2026 to 01/01/2050	26,553,164	28,278,547
6.00%, 03/01/2029	2,359	2,659
6.50%, 03/01/2029 to 08/01/2033	279,603	310,152
2.50%, 02/01/2031	2,733,432	2,844,584
8.50%, 08/01/2031	170,863	211,089
3.00%, 02/01/2032 to 01/01/2050	16,539,900	17,426,568
8.00%, 08/01/2032	138,623	166,595
7.50%, 05/01/2035	225,717	271,299
5.50%, 12/01/2036	153,245	174,169
4.50%, 05/01/2038 to 02/01/2042	11,780,339	12,918,414
5.35%, 07/01/2038 to 10/17/2038	1,519,517	1,746,746
5.80%, 10/01/2038 to 01/20/2039	674,146	769,854
5.45%, 11/25/2038	1,816,500	2,147,016
4.00%, 06/01/2042 to 07/01/2049	23,999,196	25,916,216
ARM, 4.39%, (1 yr. USD LIBOR + 1.88%), 07/01/2036(b)	919,995	935,704
4.09%, (1 yr. USD LIBOR + 2.07%), 02/01/2037(b)	79,486	81,591
4.18%, (1 yr. USD LIBOR + 2.18%), 03/01/2037(b)	217,924	224,363
4.75%, (1 yr. USD LIBOR + 1.88%), 05/01/2037(b)	271,875	275,237
3.95%, (1 yr. USD LIBOR + 1.97%), 11/01/2037(b)	531,739	540,599
4.08%, (1 yr. USD LIBOR + 2.01%), 01/01/2038(b)	69,923	70,642
4.85%, (1 yr. USD LIBOR + 1.85%), 03/01/2041(b)	20,134	20,297
		100,164,060
Federal National Mortgage Association (FNMA)–71.48%
8.00%, 07/01/2020 to 04/01/2033	319,207	393,043
6.50%, 06/01/2022 to 11/01/2038	1,732,640	1,976,549
5.50%, 11/01/2022 to 04/01/2038	5,259,898	5,901,683
7.00%, 07/01/2023 to 12/01/2033	227,144	242,115
4.50%, 07/01/2025 to 12/01/2048	11,875,350	12,953,085
5.00%, 06/01/2027 to 01/01/2041	4,172,777	4,628,323
3.00%, 02/01/2028 to 10/01/2049	18,427,143	19,486,312
9.50%, 04/01/2030	20,695	23,527
3.50%, 11/01/2030 to 09/01/2049	56,509,438	60,152,903

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
5.63%, 08/01/2032	$257,838	$281,890
8.50%, 10/01/2032	282,624	345,362
6.00%, 12/01/2035 to 05/01/2040	1,529,849	1,729,541
7.50%, 08/01/2037	339,340	414,339
5.45%, 01/01/2038	270,349	291,633
4.00%, 02/01/2042 to 11/01/2048	32,864,392	35,668,120
TBA, 3.00%, 04/01/2035 to 04/01/2050(a)	110,450,000	115,783,372
2.50%, 04/01/2050(a)	71,700,000	74,304,727
ARM, 3.82%, (1 yr. USD LIBOR + 1.72%), 03/01/2038(b)	103,890	105,225
3.56%, (1 yr. USD LIBOR + 1.30%), 02/01/2039(b)	1,102,124	1,101,332
		335,783,081
Government National Mortgage Association (GNMA)–19.91%
9.50%, 05/15/2020 to 06/15/2022	6,224	6,256
8.00%, 06/15/2021 to 12/15/2021	19,002	19,081
7.00%, 11/15/2022 to 01/15/2029	158,682	166,548
9.00%, 02/15/2023 to 08/15/2024	930	934
6.50%, 04/15/2026 to 11/15/2028	68,175	75,381
6.00%, 01/15/2028 to 04/20/2029	186,511	207,282
5.50%, 05/15/2033 to 10/15/2034	541,431	610,861
5.00%, 11/20/2037	478,475	529,400
5.88%, 01/20/2039(c)	1,353,951	1,581,925
4.49%, 07/20/2041(c)	1,930,001	2,157,703
3.54%, 09/20/2041	1,270,650	1,336,719
3.50%, 05/20/2046 to 07/20/2046	9,385,743	10,019,301
4.00%, 02/20/2048	3,684,191	3,953,992
TBA, 2.50%, 04/01/2050(a)	24,000,000	25,085,625
3.00%, 04/01/2050(a)	45,165,000	47,777,674
		93,528,682
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $604,966,235)		607,649,783

Asset-Backed Securities–33.36%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 4.00%, 10/25/2035(c)	384,656	325,792
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.72%, 03/25/2045(c)(d)	3,350,041	3,245,684
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, 3.67% (6 mo. USD LIBOR + 2.00%), 06/25/2045(b)	30,413	30,415
Principal Amount		Value

Angel Oak Mortgage Trust LLC, Series 2017-1, Class A1, 2.81%, 01/25/2047(c)(d)	$117,927	$116,791
Arroyo Mortgage Trust, Series 2019-3, Class A3, 3.42%, 10/25/2048(c)(d)	4,122,455	3,935,845
Banc of America Funding Trust,
Series 2006-3, Class 5A5, 5.50%, 03/25/2036	56,294	50,734
Series 2006-A, Class 1A1, 4.37%, 02/20/2036(c)	513,740	444,030
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 3.76%, 03/25/2035(c)	1,293,462	1,120,484
BX Commercial Mortgage Trust, Series 2018-BIOA, Class C, 1.83% (1 mo. USD LIBOR + 1.12%), 03/15/2037(b)(d)	6,500,000	5,783,968
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class B, 1.68% (1 mo. USD LIBOR + 0.97%), 07/15/2032(b)(d)	2,740,630	2,498,795
Series 2017-BIOC, Class C, 1.75% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(d)	2,698,607	2,450,733
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(c)(d)	2,365,471	2,253,855
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(c)(d)	2,370,789	2,334,921
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 3.80%, 12/25/2035(c)	26,703	22,966
Series 2007-A2, Class 2A1, 4.13%, 06/25/2035(c)	519,824	475,674
Series 2007-A2, Class 2A4, 4.13%, 06/25/2035(c)	480,207	436,887
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 2.17% (1 mo. USD LIBOR + 0.54%), 02/25/2035(b)	302,919	252,685
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A, 4.38% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(b)	1,036,591	934,051
Series 2006-AR2, Class 1A2, 3.96%, 03/25/2036(c)	41,078	36,181
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 3.74%, 08/25/2034(c)	125,423	111,200
Commercial Mortgage Trust,
Series 2013-LC13, Class XA, 1.12%, 08/10/2046(c)	26,777,110	836,088
Series 2014-FL5, Class B, 3.05% (1 mo. USD LIBOR + 2.15%), 10/15/2031(b)(d)	79,810	79,379
Series 2014-LC15, Class D, 4.98%, 04/10/2047(c)(d)	3,000,000	2,651,493
Series 2015-CR24, Class XA, 0.76%, 08/10/2048(c)	41,715,674	1,413,744
Series 2015-CR26, Class C, 4.48%, 10/10/2048(c)	1,997,000	1,748,211
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(d)	3,315,880	3,430,275
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 08/25/2043(c)(d)	$1,145,970	$1,141,251
Series 2013-7, Class B1, 3.57%, 08/25/2043(c)(d)	4,379,388	4,211,611
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(c)(d)	1,872,168	1,909,384
CSFB Mortgage-Backed Pass Through Ctfs., Series 2004-AR5, Class 5A1, 4.37%, 06/25/2034(c)	834,897	782,039
DBUBS Mortgage Trust, Series 2011-LC3A, Class C, 5.33%, 08/10/2044(c)(d)	5,000,000	4,917,835
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.58%, 10/25/2047(c)(d)	582,061	584,206
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.80%, 06/27/2037(c)(d)	2,540,131	2,250,732
FREMF Mortgage Trust, Series 2017-KF41, Class B, 4.16% (1 mo. USD LIBOR + 2.50%), 11/25/2024(b)(d)	638,175	565,816
Galton Funding Mortgage Trust,
Series 2018-1, Class A33, 3.50%, 11/25/2057(c)(d)	2,450,445	2,437,654
Series 2019-H1, Class B1, 3.89%, 10/25/2059(c)(d)	2,000,000	1,704,795
GCAT LLC, Series 2019-NQM1, Class A1, 2.99%, 02/25/2059(c)(d)(e)	3,871,312	3,817,048
GCAT Trust, Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(c)(d)(e)	3,284,123	3,227,623
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, 3.90%, 06/19/2035(c)	1,030,589	954,935
GSAA Home Equity Trust, Series 2007-7, Class A4, 1.90% (1 mo. USD LIBOR + 0.27%), 07/25/2037(b)	79,548	73,047
GSR Mortgage Loan Trust, Series 2004-12, Class 3A6, 4.12%, 12/25/2034(c)	488,323	449,812
Home Partners of America Trust,
Series 2017-1, Class C, 2.35% (1 mo. USD LIBOR + 1.55%), 07/17/2034(b)(d)	3,000,000	2,807,323
Series 2017-1, Class D, 2.70% (1 mo. USD LIBOR + 1.90%), 07/17/2034(b)(d)	6,620,000	6,124,204
Invitation Homes Trust,
Series 2017-SFR2, Class C, 2.25% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(d)	3,208,000	2,850,619
Series 2017-SFR2, Class D, 2.60% (1 mo. USD LIBOR + 1.80%), 12/17/2036(b)(d)	7,904,401	6,976,601
Series 2018-SFR3, Class B, 1.95% (1 mo. USD LIBOR + 1.15%), 07/17/2037(b)(d)	5,000,000	4,533,388
Series 2018-SFR4, Class C, 2.20% (1 mo. USD LIBOR + 1.40%), 01/17/2038(b)(d)	4,229,000	3,779,134
Principal Amount		Value

JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 4.30%, 02/25/2035(c)	$905,360	$802,734
Series 2005-A3, Class 6A5, 4.21%, 06/25/2035(c)	704,068	650,502
Series 2014-1, Class 1A17, 4.00%, 01/25/2044(c)(d)	2,337,355	2,329,517
Series 2015-3, Class A3, 3.50%, 05/25/2045(c)(d)	3,295,223	3,375,611
Series 2015-5, Class A2, 3.05%, 05/25/2045(c)(d)	1,050,386	1,049,754
Series 2016-5, Class A1, 2.67%, 12/25/2046(c)(d)	1,687,024	1,651,183
Series 2017-5, Class A1, 3.15%, 10/26/2048(c)(d)	3,091,839	2,996,779
Series 2018-7FRB, Class A2, 2.38% (1 mo. USD LIBOR + 0.75%), 04/25/2046(b)(d)	3,898,077	3,638,093
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(c)(d)	877,158	868,688
Luminent Mortgage Trust, Series 2006-1, Class A1, 1.19% (1 mo. USD LIBOR + 0.24%), 04/25/2036(b)	48,734	37,576
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 4.01% (1 mo. USD LIBOR + 0.25%), 11/25/2035(b)	443,112	396,804
Series 2005-A, Class A1, 2.09% (1 mo. USD LIBOR + 0.46%), 03/25/2030(b)	517,939	470,349
Mill City Mortgage Loan Trust, Series 2017-1, Class A1, 2.75%, 11/25/2058(c)(d)	1,760,155	1,749,518
New Residential Mortgage Loan Trust,
Series 2018-4A, Class A1S, 2.38% (1 mo. USD LIBOR + 0.75%), 01/25/2048(b)(d)	2,965,981	2,787,087
Series 2019-NQM4, Class A3, 2.80%, 09/25/2059(c)(d)	6,721,137	6,664,456
OBX Trust, Series 2018-EXP1, Class 2A1, 2.48% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(d)	2,735,906	2,650,051
RALI Trust, Series 2006-QO2, Class A2, 1.22% (1 mo. USD LIBOR + 0.27%), 02/25/2046(b)	47,730	12,174
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 4.22% (Acquired 01/31/2011-02/23/2016; Cost $323,060), 07/26/2045(c)(d)	325,149	325,641
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(d)	2,000,000	1,120,894
Sequoia Mortgage Trust, Series 2013-4, Class A3, 1.55%, 04/25/2043(c)	973,619	945,649
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(c)(d)	1,771,629	1,754,363
Starwood Waypoint Homes Trust, Series 2017-1, Class D, 2.65% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(d)	5,750,000	5,501,038
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 0.49% (1 mo. USD LIBOR + 0.30%), 09/25/2034(b)	$363,540	$296,738
Series 2004-20, Class 3A1, 3.56%, 01/25/2035(c)	165,987	147,985
Structured Asset Mortgage Investments, II Trust, Series 2005-AR2, Class 2A1, 2.09% (1 mo. USD LIBOR + 0.46%), 05/25/2045(b)	853,834	739,561
Structured Asset Sec Mortgage Pass Through Ctfs., Series 2002-21A, Class B1II, 4.12%, 11/25/2032(c)	157,241	136,798
Towd Point Mortgage Trust,
Series 2015-4, Class A1, 3.50%, 04/25/2055(c)(d)	421,292	423,503
Series 2017-2, Class A1, 2.75%, 04/25/2057(c)(d)	3,275,142	3,212,421
Verus Securitization Trust,
Series 2017-2A, Class A2, 2.64%, 07/25/2047(c)(d)	1,259,448	1,230,715
Series 2017-2A, Class A3, 2.85%, 07/25/2047(c)(d)	1,234,753	1,207,044
Series 2018-1, Class A3, 3.21%, 02/25/2048(c)(d)	1,586,272	1,525,108
Series 2018-3, Class A-2, 4.18%, 10/25/2058(c)(d)	2,370,878	2,337,562
Series 2018-INV1, Class A3, 4.05%, 03/25/2058(c)(d)	758,430	732,323
Series 2019-3, Class A1, 2.78%, 07/25/2059(c)(d)(e)	3,909,975	3,838,224
Series 2019-INV3, Class A2, 2.95%, 11/25/2059(c)(d)	2,404,696	2,331,364
WaMu Mortgage Pass-Through Trust, Series 2007-HY2, Class 2A1, 4.06%, 11/25/2036(c)	107,227	90,699
Wells Fargo Commercial Mortgage Trust, Series 2018- BXI, Class C, 1.86% (1 mo. USD LIBOR + 1.16%), 12/15/2036(b)(d)	1,393,122	1,257,403
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.04%, 12/15/2046(c)(d)	2,600,000	2,325,569
Total Asset-Backed Securities (Cost $166,073,804)		156,731,416

Agency Credit Risk Transfer Notes–3.38%
Fannie Mae Connecticut Avenue SecuritiesSeries 2014-C03, Class 2M2, 4.53% (1 mo. USD LIBOR + 2.90%), 07/25/2024(b)	3,181,068	2,979,179
Principal Amount		Value

Freddie Mac
Series 2014-DN1, Class M2, STACR®, 3.83% (1 mo. USD LIBOR + 2.20%), 02/25/2024(b)	$750,310	$747,487
Series 2015-HQ1, Class M3, STACR®, 4.75% (1 mo. USD LIBOR + 3.80%), 03/25/2025(b)	2,892,972	2,778,996
Series 2015-DNA1, Class M2, STACR®, 3.48% (1 mo. USD LIBOR + 1.85%), 10/25/2027(b)	2,320,427	2,265,508
Series 2016-DNA1, Class M2, STACR®, 4.53% (1 mo. USD LIBOR + 2.90%), 07/25/2028(b)	470,265	467,675
Series 2016-HQA2, Class M2, STACR®, 3.88% (1 mo. USD LIBOR + 2.25%), 11/25/2028(b)	752,396	742,292
Series 2016-HQA4, Class M2, STACR®, 2.93% (1 mo. USD LIBOR + 1.30%), 04/25/2029(b)	1,505,943	1,534,958
Series 2017-DNA2, Class M1, STACR®, 2.83% (1 mo. USD LIBOR + 1.20%), 10/25/2029(b)	2,461,439	2,403,543
Series 2018-DNA2, Class M1, STACR®, 2.43% (1 mo. USD LIBOR + 0.80%), 12/25/2030(b)(d)	2,007,287	1,980,400
Total Agency Credit Risk Transfer Notes (Cost $16,947,104)		15,900,038
U.S. Treasury Securities–0.55%
U.S. Treasury Bills–0.55%
1.49% - 1.53%, 04/09/2020(f)(g)	775,000	774,738
0.01% - 0.24%, 09/03/2020(f)(g)	1,795,000	1,794,110
Total U.S. Treasury Securities (Cost $2,569,220)		2,568,848
Shares
Money Market Funds–2.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(h)	2,908,779	2,908,779
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(h)	3,533,942	3,532,529
Invesco Treasury Portfolio, Institutional Class, 0.30%(h)	3,324,319	3,324,319
Total Money Market Funds (Cost $9,765,238)		9,765,627
TOTAL INVESTMENTS IN SECURITIES–168.72% (Cost $800,321,601)		792,615,712
OTHER ASSETS LESS LIABILITIES—(68.72)%		(322,836,286)
NET ASSETS–100.00%		$469,779,426
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2020.
(c)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2020.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $143,485,272, which represented 30.54% of the Fund’s Net Assets.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Ultra Bonds	40	June-2020	$6,241,250	$(27,105)	$(27,105)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	162	June-2020	(20,308,219)	(77,587)	(77,587)
U.S. Treasury 2 Year Notes	253	June-2020	(55,756,851)	(40,045)	(40,045)
U.S. Treasury Ultra Bonds	40	June-2020	(8,875,000)	(832,364)	(832,364)
Subtotal—Short Futures Contracts				(949,996)	(949,996)
Total Futures Contracts				$(977,101)	$(977,101)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$607,649,783	$—	$607,649,783
Asset-Backed Securities	—	156,731,416	—	156,731,416
Agency Credit Risk Transfer Notes	—	15,900,038	—	15,900,038
U.S. Treasury Securities	—	2,568,848	—	2,568,848
Money Market Funds	9,765,627	—	—	9,765,627
Total Investments in Securities	9,765,627	782,850,085	—	792,615,712
Other Investments - Liabilities*
Futures Contracts	(977,101)	—	—	(977,101)
Total Investments	$8,788,526	$782,850,085	$—	$791,638,611

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Quality Income Fund